AMOUNT DUE To / FROM AN ASSOCIATE (Tables)	12 Months Ended
Mar. 31, 2022
Amount Due To From Associate
SCHEDULE OF AMOUNT DUE FROM AN ASSOCIATE

	At 31 March 2022	At 31 March 2021
	USD	USD
At 1 April	-	977,421
Foreign exchange translation difference	-	(1,173)
Repayment	-	(760,136)
Impairment reversal (impairment)	-	21,071
Reclass to other receivables	-	(237,183)
At 31 March	-	-